UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald H. Oliver
Title:  President
Phone:  203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver       Westport, Connecticut     February 7, 2006
         ----------------       ---------------------     ----------------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total (x$1,000):  $2,226,513

List of Included Managers:

         Andrew J. Knuth   Westport Asset Management, Inc.
         Edmund H. Nicklin Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
30-Sep-05

                                                                                                           Voting Authority
                                                                                                           ----------------
                                 Title of               Value     Shares/  Sh/  Put/  Invstmt Other
Name of Issuer                    class      CUSIP     (x$1000)   Prn Amt  Prn  Call  Dscretn Managers  Sole     Shared    None
------------------------------   --------  ---------   --------   -------  ---  ----  ------- --------  ----    --------  -------
AAR Corp.                        COM      000361105     17160      716500  SH         Defined                    625000    91500
Airgas, Inc.                     COM      009363102      1954       59400  SH         Defined                     59400
Alabama National Bancorp         COM      010317105      7409      114400  SH         Defined                    114400
Americanwest Bancorporation      COM      03058P109      2523      106779  SH         Defined                     16000    90779
Applebees International, Inc.    COM      037899101     31261     1383825  SH         Defined  1                1325700    58125
Arthur J. Gallagher & Company    COM      363576109     15425      499500  SH         Defined                    474500    25000
Astoria Financial Corp.          COM      046265104      2404       81765  SH         Defined                     81765
Baker Hughes, Inc.               COM      057224107      1667       27429  SH         Defined                     27429
Bank of America Corp.            COM      060505104       258        5580  SH         Defined                      5580
BankUnited Financial Corp. - C   COM      06652B103     49930     1879184  SH         Defined  1                1639184   240000
Banner Corporation               COM      06652V109     24756      793465  SH         Defined                    757165    36300
Beasley Broadcast Group, Inc.    COM      074014101     15987     1183331  SH         Defined  1                1073331   110000
Big Lots, Inc.                   COM      089302103     53736     4474276  SH         Defined  1                3968739   505537
Brown & Brown, Inc.              COM      115236101     44143     1445400  SH         Defined                   1385400    60000
C&D Technologies, Inc.           COM      124661109       434       57000  SH         Defined                     57000
CACI International, Inc.         COM      127190304     10380      180900  SH         Defined  1                 150900    30000
CNF, Inc.                        COM      12612W104     11580      207200  SH         Defined                    162200    45000
Caremark Rx, Inc.                COM      141705103     12824      247614  SH         Defined                    247614
Ceridian Corp.                   COM      156779100     22228      894500  SH         Defined                    894500
Charles River Laboratories Int   COM      159864107     14220      335616  SH         Defined                    335616
Checkpoint Systems, Inc.         COM      162825103     62325     2528400  SH         Defined  1                2216000   312400
Chittenden Corp.                 COM      170228100     15022      540156  SH         Defined                    495625    44531
Cognizant Technology Solutions   COM      192446102      9495      188880  SH         Defined                    188880
Columbia Banking System, Inc.    COM      197236102      6409      224480  SH         Defined                    224480
Comstock Resources, Inc.         COM      205768203     22733      745100  SH         Defined  1                 745100
ConocoPhillips                   COM      20825C104      5818      100000  SH         Defined                    100000
Constellation Brands, Inc. - C   COM      21036P108     10175      387925  SH         Defined                    256090   131835
Cox Radio, Inc. - Class A        COM      224051102     26492     1881500  SH         Defined  1                1665400   216100
Darden Restaurants, Inc.         COM      237194105      5754      148000  SH         Defined                    148000
Del Monte Foods Company          COM      24522P103      4714      452000  SH         Defined                    392000    60000
Devon Energy Corp.               COM      25179M103     23373      373726  SH         Defined                    311212    62514
Devry, Inc.                      COM      251893103     71942     3597100  SH         Defined  1                3203700   393400
Downey Financial Corp.           COM      261018105     59172      865208  SH         Defined  1                 776851    88357
EGL Inc.                         COM      268484102     54648     1454568  SH         Defined  1                1289818   164750
Emmis Communications Corp.       COM      291525103     22609     1135537  SH         Defined  1                1087045    48492
FNB Corp.                        COM      302520101      1186       68323  SH         Defined                     40643    27680
Fairchild Semiconductor Corp.    COM      303726103     12070      713800  SH         Defined                    713800
Fifth Third Bancorp              COM      316773100      1063       28182  SH         Defined                      3308    24874
First Bank NW Corp.              COM      33762X106      2494       78380  SH         Defined                     78380
Fisher Scientific Internationa   COM      338032204     13826      223500  SH         Defined                    204300    19200
Florida East Coast Industries,   COM      340632108      4555      107506  SH         Defined                    107506
Gaylord Entertainment Company    COM      367905106     12286      281865  SH         Defined                    262765    19100
General Communication, Inc. -    COM      369385109     24515     2373140  SH         Defined  1                2142940   230200
General Electric                 COM      369604103       520       14850  SH         Defined                     14850
Harbor Florida Bancshares, Inc   COM      411901101     25791      696108  SH         Defined                    649108    47000
Hilb, Rogal & Hobbs Company      COM      431294107     76901     1996900  SH         Defined  1                1740200   256700
Houston Exploration Company      COM      442120101     21606      409200  SH         Defined  1                 409200
Hudson United Bancorp            COM      444165104     42042     1008686  SH         Defined  1                 868940   139746
IMS Health, Inc.                 COM      449934108     20515      823237  SH         Defined                    823237
ITT Educational Services, Inc.   COM      45068B109    137475     2325750  SH         Defined                   2210650   115100
JLG Industries, Inc.             COM      466210101     43763      958450  SH         Defined                    881350    77100
LTX Corporation                  COM      502392103       238       53000  SH         Defined                     53000
Lincare Holdings, Inc.           COM      532791100     24413      582500  SH         Defined                    542500    40000
Lubrizol Corp.                   COM      549271104     21637      498200  SH         Defined                    498200
Lydall, Inc.                     COM      550819106      4224      518300  SH         Defined                    518300
MRO Software, Inc.               COM      55347W105      5300      377459  SH         Defined  1                 329159    48300
Map Info Corp.                   COM      565105103       676       53635  SH         Defined                     13635    40000
Nat.West.Life Ins.               COM      638522102     48645      235101  SH         Defined                    235101
North Valley Bancorp             COM      66304M105      1235       69300  SH         Defined                              69300
Orient Express Hotels Ltd. - C   COM      G67743107     39583     1255800  SH         Defined  1                1127600   128200
Owens & Minor, Inc.              COM      690732102     41986     1525100  SH         Defined                   1276300   248800
Parametric Technology Corp.      COM      699173100     12476     2045252  SH         Defined                   2045252
People's Bank                    COM      710198102     28747      925546  SH         Defined                    733546   192000
Perkin Elmer, Inc.               COM      714046109      2693      114300  SH         Defined                    114300
Perot Systems Corp. - Class A    COM      714265105     15867     1122114  SH         Defined  1                1020014   102100
Pogo Producing Company           COM      730448107     70840     1422200  SH         Defined  1                1363900    58300
Praxair, Inc.                    COM      74005P104       339        6400  SH         Defined                      6400
Precision Castparts Corp.        COM      740189105      8611      166200  SH         Defined                    166200
Preferred Bank, Los Angeles      COM      740367107      1909       42890  SH         Defined  1                  42890
Pres.Realty B                    COM      741004204       646       86200  SH         Defined                     86200
Reynolds & Reynolds Company (T   COM      761695105     10975      391000  SH         Defined  1                 361800    29200
Rogers Corp.                     COM      775133101     51847     1323301  SH         Defined  1                1193301   130000
Ross Stores, Inc.                COM      778296103     30818     1066378  SH         Defined                   1066378
Ruby Tuesday, Inc.               COM      781182100     57706     2228900  SH         Defined  1                1894400   334500
SNB Bancshares, Inc.             COM      78460M209     18780     1079293  SH         Defined  1                 967824   111469
Saks, Inc.                       COM      79377w108     37513     2224950  SH         Defined                   1825950   399000
Salem Communications Corp.       COM      794093104     10080      576322  SH         Defined                    576322
Sea Containers - A               COM      811371707      1660      132400  SH         Defined                    132400
Sea Containers - B               COM      811371103       350       28510  SH         Defined                     28510
Sequa Corp. A                    COM      817320104      9391      136000  SH         Defined                    121600    14400
Sequa Corp. B                    COM      817320203      2662       38300  SH         Defined                     38300
Southwestern Energy Company      COM      845467109     21981      611600  SH         Defined                    611600
St. Joe Company (The)            COM      790148100     32467      483000  SH         Defined                    443000    40000
Sterling Financial Corp.         COM      859319105     16907      676830  SH         Defined                    676830
Stone Energy Corp.               COM      861642106      9334      205000  SH         Defined                    205000
SunTrust Bank Inc.               COM      867914103      4082       56103  SH         Defined                     11285    44818
Synopsys, Inc.                   COM      871607107     17721      883413  SH         Defined  1                 883413
TJX Companies                    COM      872540109     24315     1046700  SH         Defined                    916700   130000
Texas Instruments, Inc.          COM      882508104      6291      196168  SH         Defined                    196168
The Brink's Company              COM      109696104     47672      995035  SH         Defined                    881643   113392
The South Financial Group, Inc   COM      837841105     26127      948698  SH         Defined  1                 897698    51000
Thomas & Betts Corp.             COM      884315102     27421      653500  SH         Defined                    653500
Timberland Bancorp.              COM      887098101      2201       93800  SH         Defined                     93800
Triad Hospitals, Inc.            COM      89579K109     50367     1283902  SH         Defined                   1147855   136047
United Rentals, Inc.             COM      911363109     14661      626800  SH         Defined  1                 576600    50200
Universal Health Services, Inc   COM      913903100     61419     1314050  SH         Defined  1                1139150   174900
Vishay Intertechnology, Inc.     COM      928298108     10960      796500  SH         Defined  1                 746500    50000
Volt Information Sciences, Inc   COM      928703107      3946      207450  SH         Defined                    207450
WSFS Financial Corp.             COM      929328102      1837       30000  SH         Defined                     30000
Wachovia Corp.                   COM      929903102       266        5028  SH         Defined                      5028
Webster Financial Corp.          COM      947890109     24054      512868  SH         Defined                    455702    57166
Whitehall Jewellers, Inc.        COM      965063100       202      225000  SH         Defined                    225000
Young Broadcasting, Inc.         COM      987434107       260      100000  SH         Defined                     40000    60000
iShares Russell 2000 Index Fun   COM      464287655     77438     1160646  SH         Defined  1                1160646
Constellation Brands Inc.                 21036P306      1171       30000  SH         Defined                     30000